Harbor Multi-Asset Explorer ETF Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Harbor Multi-Asset Explorer ETF | NONE or SAME
Prospectus [Line Items]
Annual Return [Percent]	18.56%	14.33%